Stockholders’ Deficit and Mezzanine Equity (Details) - USD ($)												1 Months Ended	3 Months Ended				9 Months Ended		12 Months Ended
	Mar. 12, 2026	Dec. 08, 2025	Jul. 26, 2025	Jan. 26, 2025	May 16, 2024	May 10, 2024	May 09, 2024	Mar. 29, 2024	Jun. 30, 2023	May 01, 2023	Jun. 30, 2021	Aug. 31, 2025	Mar. 31, 2026	Sep. 30, 2025	Mar. 31, 2025	Dec. 31, 2024	Mar. 31, 2026	Mar. 31, 2025	Jun. 30, 2025	Jun. 30, 2024	Sep. 25, 2025	May 03, 2024	Jun. 30, 2016
Stockholders’ Deficit and Mezzanine Equity [Line Items]
Preferred stock, shares authorized but unissued													1,000,000				1,000,000
Amount issued for service (in Dollars)
Preferred stock, price per share (in Dollars per share)													$ 0.0001				$ 0.0001		$ 0.0001	$ 0.0001
Aggregate amount (in Dollars)	$ 143,949																		$ 120,000,000
Initial fair value discounted per share (in Dollars per share)																			$ 28.75
Initial fair value discounted aggregate amount (in Dollars)																			$ 115,000,000
Significant inputs initial fair value percentage																			3.00%
Significant inputs liquidity																			1 year
Redemption value of deemed dividend (in Dollars)																				$ 5,000,000
Revenue threshold for annual dividend eligibility (in Dollars)																	$ 50,000,000		$ 50,000,000
Percentage of annual cash dividend receivable																	10.00%		10.00%
Base revenue threshold for dividend calculation (in Dollars)																	$ 50,000,000		$ 50,000,000
Aggregate annual dividend payment cap (in Dollars)																	$ 160,000,000		$ 160,000,000
Maximum dividend payment per share (in Dollars per share)																	$ 40		$ 40
Dividends paid on common stock (in Dollars per share)
Liquidation preference, value per share (in Dollars per share)													30				30		30
Share redemption, purchase price per share (in Dollars per share)													$ 30				$ 30		$ 30
Call right closing period for redemption of shares																	10 days		10 days
Convertible preferred shares issuable																			5,000,000
Deposits received (in Dollars)								$ 8									$ 2,700,000	$ 3,400,000	$ 4,400,000	$ 5,150,000
Stock-based compensation (in Dollars)																			$ 484,947
Stock, term																			5 years 6 months 7 days	5 years 6 months 7 days
Stock options granted
Conversion price (in Dollars per share)								$ 4			$ 0.5
Principal amount (in Dollars)				$ 3,865,555				$ 13,139,473											$ 3,865,555			$ 1,000,000
Accrued interest (in Dollars)								$ 1,607,952	$ 19,003		$ 12								$ 162,839
Amount converted (in Dollars)			$ 4,076,051	$ 4,076,051
Stock Options [Member]
Stockholders’ Deficit and Mezzanine Equity [Line Items]
Stock-based compensation (in Dollars)													$ 148,097		$ 85,602		$ 260,951	$ 388,819		$ 56,411
Number of authorized shares, awards to be granted													3,000,000				3,000,000		3,000,000
Number of shares available for grant													2,073,627				2,073,627		2,046,108
William A Mobley, Jr. [Member] | Stock Options [Member]
Stockholders’ Deficit and Mezzanine Equity [Line Items]
Stock options granted																	125,004		125,004
Board of Directors [Member]
Stockholders’ Deficit and Mezzanine Equity [Line Items]
Reverse stock split							1-for-2
Board of Directors Chairman [Member]
Stockholders’ Deficit and Mezzanine Equity [Line Items]
Preferred stock, shares issued													5,000,000				5,000,000
Convertible Note’s Payable Related Party [Member]
Stockholders’ Deficit and Mezzanine Equity [Line Items]
Conversion price (in Dollars per share)				$ 8
Accrued interest (in Dollars)				$ 210,496
Warrants [Member]
Stockholders’ Deficit and Mezzanine Equity [Line Items]
Number of shares issuable upon exercise of warrants										12,500										100,000
Warrants vesting term										12 months										12 months
Stock-based compensation (in Dollars)																			$ 144,262
Fair value of warrants (in Dollars)										$ 7,666									$ 572,343
Fair value amortization period										12 months									12 months
Fair value price per share (in Dollars per share)										$ 1.8									$ 7.32
Volatility rate										92.10%									61.67%
Stock, term										3 years									3 years
Risk-free rate										3.85%									4.66%
Previously unrecognized compensation cost (in Dollars)																			$ 352,814
Warrants issued (in Dollars)										$ 12,500
Unrcognized compensation expense (in Dollars)																			$ 352,814
Warrants [Member] | Chris Savine [Member]
Stockholders’ Deficit and Mezzanine Equity [Line Items]
Warrants issued, exercise price per share (in Dollars per share)										$ 6										$ 2
Preferred Stock [Member]
Stockholders’ Deficit and Mezzanine Equity [Line Items]
Preferred stock, shares authorized but unissued																			1,000,000
Common Stock [Member]
Stockholders’ Deficit and Mezzanine Equity [Line Items]
Common stock, par value (in Dollars per share)							$ 0.0001												$ 8
Market [Member]
Stockholders’ Deficit and Mezzanine Equity [Line Items]
Significant inputs initial fair value percentage																			5.80%
Volatility [Member]
Stockholders’ Deficit and Mezzanine Equity [Line Items]
Significant inputs initial fair value percentage																			71.69%
Risk-Fee Rate [Member]
Stockholders’ Deficit and Mezzanine Equity [Line Items]
Significant inputs initial fair value percentage																			5.13%
Unvested Restricted Stock Agreements [Member]
Stockholders’ Deficit and Mezzanine Equity [Line Items]
Unrecognized stock-based compensation (in Dollars)																			$ 579,990
Unrcognized compensation expense (in Dollars)													$ 152,424				$ 152,424
Series A Preferred Stock [Member]
Stockholders’ Deficit and Mezzanine Equity [Line Items]
Preferred stock, shares outstanding													4,000,000				4,000,000		4,000,000	0
Preferred stock, shares issued													4,000,000				4,000,000		4,000,000	0
Preferred stock, price per share (in Dollars per share)													$ 0.0001				$ 0.0001		$ 0.0001	$ 0.0001
Redemption value of deemed dividend (in Dollars)																			$ 5,000,000
Series A Preferred Stock [Member] | Preferred Stock [Member]
Stockholders’ Deficit and Mezzanine Equity [Line Items]
Preferred stock, shares outstanding																			4,000,000	4,000,000
Preferred stock, shares issued					4,000,000														4,000,000
Amount issued for service (in Dollars)																			$ 115,000,000
Series A Preferred Stock [Member] | Preferred Stock [Member] | William A Mobley, Jr. [Member]
Stockholders’ Deficit and Mezzanine Equity [Line Items]
Preferred stock, price per share (in Dollars per share)																			$ 30
Class B Common Stock [Member]
Stockholders’ Deficit and Mezzanine Equity [Line Items]
Number of shares converted								184,136
Common stock, par value (in Dollars per share)													$ 0.0001				$ 0.0001		$ 0.0001	$ 0.0001
Common stock, shares authorized													30,000,000				30,000,000		30,000,000	30,000,000
Common stock, shares issued													13,925,640				13,925,640		13,937,640	6,154,670
Common stock, shares outstanding													13,925,640				13,925,640		13,937,640	6,154,670
Common stock, voting right per share						15											fifteen		fifteen
Reclassified shares																			7,782,970
Conversion price (in Dollars per share)																							$ 0.5
Amount converted (in Dollars)								$ 92,068
Stock issued, total value (in Dollars)													$ 1,393				$ 1,393		$ 1,394	$ 616
Class B Common Stock [Member] | William A Mobley, Jr. [Member]
Stockholders’ Deficit and Mezzanine Equity [Line Items]
Number of shares converted												12,000
Common stock, shares outstanding													13,925,640				13,925,640		13,937,640	6,154,670
Percentage of shares outstanding with major shareholder																	100.00%		100.00%
Class B Common Stock [Member] | Convertible Note’s Payable Related Party [Member]
Stockholders’ Deficit and Mezzanine Equity [Line Items]
Conversion price (in Dollars per share)																							$ 0.5
Class B Common Stock [Member] | Common Stock [Member]
Stockholders’ Deficit and Mezzanine Equity [Line Items]
Number of shares converted					20,000,000
Amount issued for service (in Dollars)
Common stock, par value (in Dollars per share)																				$ 0.0001
Common stock, shares authorized																			30,000,000	30,000,000
Common stock, shares issued																			13,937,640	6,154,670
Class A Common Stock [Member]
Stockholders’ Deficit and Mezzanine Equity [Line Items]
Number of shares converted				509,507
Common stock, par value (in Dollars per share)													$ 0.0001				$ 0.0001		$ 0.0001	$ 0.0001
Common stock, shares authorized													320,000,000				320,000,000		320,000,000	320,000,000
Common stock, shares issued													26,931,820				26,931,820		25,947,813	32,993,283	125,000
Common stock, shares outstanding													26,931,820				26,931,820		25,947,813	32,993,283
Common stock, voting right per share						one											one		one
Reclassified shares																			7,782,970
Deposits received (in Dollars)																			$ 1,500,000
Shares issuable																			187,500
Stock-based compensation (in Dollars)																	$ 1,000,000
Deposit received from investor (in Dollars)																	2,700,000
Stock issued price per share (in Dollars per share)																					$ 8
Stock issued, total value (in Dollars)													$ 2,695				2,695		$ 2,596	$ 3,299
Class A Common Stock [Member] | William A Mobley, Jr. [Member]
Stockholders’ Deficit and Mezzanine Equity [Line Items]
Number of shares converted												12,000
Class A Common Stock [Member] | EPA [Member]
Stockholders’ Deficit and Mezzanine Equity [Line Items]
Aggregate gross equity purchase price commitment (in Dollars)		$ 50,000,000
Advance price percentage of VWAP		95.00%
Ownership limit percentage to investor		4.99%
Percentage of increase or decrease in ownership interest		9.99%
Commitment fee amount payable in shares, value (in Dollars)		$ 750,000
Commitment fee amount payable in shares, price per share (in Dollars per share)		$ 10
Number of trading days		5 days
Class A Common Stock [Member] | Common Stock [Member]
Stockholders’ Deficit and Mezzanine Equity [Line Items]
Amount issued for service (in Dollars)														$ 13					$ 2,900,000
Common stock, par value (in Dollars per share)																			$ 0.0001
Common stock, shares authorized																			320,000,000	320,000,000
Common stock, shares issued																			25,947,813	32,993,283
Shares issued														337,500	6,250	356,250			362,500	643,750
Class A Common Stock [Member] | Class A common stock Subscriptions [Member]
Stockholders’ Deficit and Mezzanine Equity [Line Items]
Common stock, par value (in Dollars per share)																			$ 8
Class A Common Stock [Member] | Related Party [Member]
Stockholders’ Deficit and Mezzanine Equity [Line Items]
Number of shares converted								29,679
Amount converted (in Dollars)								$ 118,714
Class A Common Stock [Member] | Related Party [Member] | Common Stock [Member]
Stockholders’ Deficit and Mezzanine Equity [Line Items]
Amount issued for service (in Dollars)																			$ 15,000,000
Class A Common Stock [Member] | Third Parties [Member]
Stockholders’ Deficit and Mezzanine Equity [Line Items]
Number of shares transferred												12,000
Class A Common Stock [Member] | Maxim Partners LLC [Member]
Stockholders’ Deficit and Mezzanine Equity [Line Items]
Amount issued for service (in Dollars)																	1,000,000
Stock issued, total value (in Dollars)																					$ 1,000,000
Shares issued for services, net effect on shareholder's deficit (in Dollars)																	$ 0
Increase in par value of common stock (in Dollars per share)																	$ 13
Class A Common Stock [Member] | Securities Purchase Agreement [Member]
Stockholders’ Deficit and Mezzanine Equity [Line Items]
Common stock, shares issued													337,500				337,500
Class A Common Stock [Member] | Securities Purchase Agreement [Member] | Common Stock [Member]
Stockholders’ Deficit and Mezzanine Equity [Line Items]
Shares issued																			187,500
Class A Common Stock [Member] | EPA [Member]
Stockholders’ Deficit and Mezzanine Equity [Line Items]
Common stock, par value (in Dollars per share)		$ 0.0001